Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Provision for guarantees granted or recevied over outstanding balances		$ 0
Key Management fees		214,173	$ 268,369	$ 165,209
Key management personnel compensation, other long-term employee benefits		22,490	20,448
Loss from Interest in Companies		(403,791)	$ 0	$ 0
Dividends Paid	$ 2,671,850
Expense recognised during period for Bad or doubtful debts fro related party transactions		0
Common Class A and Class B [member]
Disclosure of transactions between related parties [line items]
Loss from Interest in Companies		403,791
Ferrosur Roca S.A. [member]
Disclosure of transactions between related parties [line items]
Capital Contributions		$ 2,018,956
Cofesur S.A.U [member]
Disclosure of transactions between related parties [line items]
Percentage of Capital Commitments		100.00%
Percentage of Capital Commitments But Subscribed Only Maximum Limit of Issued Shares		80.00%